TAXATION (Current and Deferred Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
TAXATION [Abstract]
PRC		¥ (105,143,116)	¥ (28,703,637)	¥ (17,468,843)
Other countries		(13,275,016)	(7,722,360)	(153,468)
Total current income tax expenses		(118,418,132)	(36,425,997)	(17,622,311)
Deferred PRC tax (expense)/benefit	$ 1,011,839	6,554,493	170,760,020	(910,065)
Income tax benefit/(expense)	$ (17,268,770)	¥ (111,863,639)	¥ 134,334,023	¥ (18,532,376)